Commitment and contingent liabilities - Mortgages and pledges (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mortages and pledges narrative [abstract]
Carrying value property, plant and equipment related to mortgages and loans	€ 29,154	€ 30,853	€ 28,526
Total outstanding mortgages and pledges	77,849	124,428	85,186
Pledges on business goodwill	36,992	70,300	29,000
Current and other fixed assets pledges as security	€ 3,301	€ 21,142	€ 9,131